Segment Reporting	6 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 23. SEGMENT REPORTING

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has two reportable segments for continuing operations, including security-related engineering services business and security guarding and screening services business. The Group’s CODM evaluates performance based on the operating segment’s revenues and their operating results.

The following tables present summary information by segment for the six months ended March 31, 2024 and 2025, and as of September 30, 2024 and March 31, 2025:

	For the Six Months Ended March 31, 2025
	Security-related engineering services	Security guarding and screening services	Total
	HK$	HK$	HK$
Revenues	67,386,312	40,526,068	107,912,380
Cost of revenues	(51,146,038)	(34,807,579)	(85,953,617)
Gross profit	16,240,274	5,718,489	21,958,763

Depreciation	875,075	30,500	905,575
Amortization of intangible assets	22,700	14,500	37,200
Amortization of operating lease ROU assets	499,504	454,247	953,751
Total capital expenditures	—	250,000	250,000
	For the Six Months Ended March 31, 2024
	Security-related engineering services	Security guarding and screening services	Total
	HK$	HK$	HK$
Revenues	56,209,135	35,636,480	91,845,615
Cost of revenues	(34,944,807)	(30,286,281)	(65,231,088)
Gross profit	21,264,328	5,350,199	26,614,527

Depreciation	854,229	14,875	869,104
Amortization of intangible assets	28,000	14,500	42,500
Amortization of operating lease ROU assets	74,230	366,024	440,254
Total capital expenditures	663,000	1,803,513	2,466,513

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Total assets:
Security-related engineering services	96,154,031	85,735,263
Security guarding and screening services	23,982,864	23,905,212
Unallocated assets	36,941,065	25,142,780
	157,077,960	134,783,255